Investment Strategy	Dec. 31, 2025
Oberweis Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies, which, at the time of investment, have a market capitalization of less than or equal to $1.5 billion or are within the range of companies represented in the MSCI ACWI Small-Cap Index, whichever is greater. The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest without limit in U.S. and non-U.S. companies. The non-U.S. companies in which the Fund invests may be securities of companies in developed or developing (or emerging) markets, including Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect, as well as equity-linked certificates (also called Participatory Notes) which are expected to provide the fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. OAM anticipates that approximately 40 – 60% of the Fund’s assets, on average over time, will be invested in emerging growth companies outside the United States.

The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies, which, at the time of investment, have a market capitalization of less than or equal to $1.5 billion or are within the range of companies represented in the MSCI ACWI Small-Cap Index, whichever is greater.
Oberweis Micro-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of very small companies which, at the time of purchase, have a market capitalization within the range of companies represented in the Russell Micro-Cap Growth Index. As of June 30, 2025, the market capitalization range of the Russell Micro-Cap Growth Index was $24.2 million to $3.6 billion. The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. The Fund primarily invests in companies headquartered in the United States. The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of very small companies which, at the time of purchase, have a market capitalization within the range of companies represented in the Russell Micro-Cap Growth Index.
Oberweis Small-Cap Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those, at the time of initial investment, with a market capitalization within the range of the holdings of the Russell 2000 Growth Index. As of June 30, 2025, the market capitalization range of the Russell 2000 Growth Index was $59.3 million to $15.9 billion. The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high.

The Fund primarily invests in companies headquartered in the United States. The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies.
Oberweis International Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion). The Fund may also invest in securities of countries in developed and developing (or emerging) markets. The Fund generally will invest less than 25% of its assets in securities of countries in emerging markets.

The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States.
Oberweis China Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets in China securities. Currently, China securities include 1) equity securities of companies that are organized under the laws of The People’s Republic of China, Hong Kong or Taiwan or that are primarily traded on an exchange or over-the-counter in The People’s Republic of China, Hong Kong or Taiwan; or 2) equity securities of companies that have at least 50% of their assets in The People’s Republic of China, Hong Kong or Taiwan or that derive at least 50% of their revenues from business activities in The People’s Republic of China, Hong Kong or Taiwan (collectively, referred to as “China”) but which are listed and traded elsewhere.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), and sub-adviser, Oberweis Asset Management (Hong Kong) Limited (the “Sub-Adviser”), believe have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect, as well as equity-linked certificates (also called Participatory Notes) which are expected to provide the fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China. For purposes of the Fund’s 80% investment policy, equity-linked certificates linked to the performance of China securities are considered China securities.

The Fund seeks to invest in those companies which OAM and the Sub-Adviser consider to have above-average long-term growth potential. OAM and the Sub-Adviser select companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM and the Sub-Adviser’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM and the Sub-Adviser’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to the OAM and the Sub-Adviser’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.

OAM and the Sub-Adviser may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy.

The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to invest in those companies which OAM and the Sub-Adviser consider to have above-average long-term growth potential. OAM and the Sub-Adviser select companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM and the Sub-Adviser’s fundamental analysis entails an evaluation of an individual company’s future growth prospects.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in China securities.
Oberweis Focused International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the securities of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers to have above-average long-term growth potential and the potential to exceed consensus analyst expectations. OAM selects companies based on, among other things, its fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings and cash flows, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM’s strategy for the Fund is focused and will generally hold the securities of 25 to 40 companies, but OAM is not restricted to investing in any number of companies. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalizations of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of medium and larger capitalization companies with market capitalizations of more than $5 billion at the time of investment. The Fund may also invest in securities of countries in developed and developing (or emerging) markets.

While the Fund invests predominantly in common stock, the Fund may also invest in other securities, including depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) and convertible securities.

The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change, which OAM expects will drive unexpected or underestimated growth resulting in a significant gap between OAM’s forecasts and consensus analyst expectations.

Operating Leverage — profitable and scalable business model, which OAM expects to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States.